As filed with the Securities and Exchange Commission on May 26, 2015

Registration Nos. 002-90949

811-04014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 49	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50	☐

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 49 to the Registration Statement of the Meridian Fund, Inc. (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 48 under the Securities Act of 1933 (the “1933 Act”) until July 1, 2015. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 48, which was filed pursuant to Rule 485(a) on March 25, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 26th day of May, 2015.

MERIDIAN FUND, INC.® (Registrant)

/s/ Derek Mullins
Derek Mullins, Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins*	President (Principal Executive Officer)	May 26, 2015
David Corkins

/s/ Derek Mullins	Chief Financial Officer (Principal Financial Officer) and Treasurer	May 26, 2015
Derek Mullins

Director
Guy M. Arnold

/s/ Michael S. Erickson*	Director	May 26, 2015
Michael S. Erickson

/s/ John S. Emrich*	Director	May 26, 2015
John S. Emrich

/s/ James B. Glavin*	Director and Chairman of the Board	May 26, 2015
James B. Glavin

/s/ Edward Keely*	Director	May 26, 2015
Edward Keely

/s/ Michael Stolper*	Director	May 26, 2015
Michael Stolper

*By: /s/ Derek Mullins
** Attorney-in-Fact May 26, 2015

**	Executed by Derek Mullins on behalf of David Corkins pursuant to a Power of Attorney dated October 1, 2013 and incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 25, 2013; on behalf of each of Michael S. Erickson, John S. Emerich, James B. Glavin, and Michael Stolper pursuant to a Power of Attorney dated October 15, 2013 and incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 25, 2013; and on behalf of Edward Keely pursuant to a Power of Attorney dated March 11, 2015 and incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 25, 2015.